Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,652,348)	$ 2,585,027
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,838,129)	(11,135)
Change in fair value of derivative warrant liabilities	1,488,500	(2,866,252)
Changes in operating assets and liabilities:
Prepaid expenses	43,881	107,631
Income taxes payable	452,561
Accrued expenses	713,760	(198,345)
Net cash used in operating activities	(791,775)	(383,074)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	389,298
Cash withdrawn from Trust Account for working capital purposes	2,000,000
Net cash provided by investing activities	2,389,298
Net Change in Cash	1,597,523	(383,074)
Cash – Beginning	195,339	841,226
Cash – Ending	1,792,862	458,152
Non-Cash Investing and Financing Activities:
Re-measurement for Class A common stock to redemption value	$ 333,395